CAPITAL LEASE OBLIGATIONS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 M
Capital Lease Obligations 1	$ 1,193
Capital Lease Obligations 2	36
Capital Lease Obligations 3	1,094
Capital Lease Obligations 4	5.985%
Capital Lease Obligations 5	36
Capital Lease Obligations 6	3,155
Capital Lease Obligations 7	6.14%
Capital Lease Obligations 8	125,908
Capital Lease Obligations 9	155,000
Capital Lease Obligations 10	$ 29,092